Lease Obligations -Schedule of Lease Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 14	$ 16	$ 40	$ 27
Finance lease cost:
Amortization of leased assets	12	13	21	15
Interest of lease liabilities	2	2	4	4
Variable and short-term lease cost	3	3	6	8
Sublease income	(3)	(4)	(6)	(8)
Total lease cost	$ 28	$ 30	$ 65	$ 46